Data Field Information:
TYPE		13F-HR
PERIOD		12/31/10
FILER
	CIK	0001104186
	CCC	mezun#8z

SUBMISSION-CONTACT

	NAME	Michelle Dobbins
	PHONE	404-760-3427

UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
  					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Masters Capital Mgmt, LLC
Address:	3060 Peachtree Road NW, Ste 1425
		Atlanta, GA 30305


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mike Masters
Title:  	Managing Member
Phone:		404-364-2019

Signature, Place, and Date of Signing:
Mike Masters	Atlanta, GA		February 15, 2011

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	29

Form 13F Information Table Value Total:	531,856


FORM 13F INFORMATION TABLE
                                  TITLE OF                      VALUE    SHARES/   SH/  PUT/ INVSTMT VOTING AUTHORITY
NAME OF ISSUER                    CLASS               CUSIP   (X$1000)   PRN AMT   PRN  CALL DSCRETN    SOLE    SHARED NONE

ADVANCED BATTERY TECHNOLOG I      COM               00752H102     3,850  1,000,000             SOLE    1,000,000   0    0
AMR CORP                          COM               001765106       779    100,000             SOLE      100,000   0    0
AMR CORP                          COM               001765106     7,790  1,000,000 SH   CALL   SOLE    1,000,000   0    0
BB&T CORP                         COM               054937107    17,089    650,000 SH   CALL   SOLE      650,000   0    0
CREE INC                          COM               225447101    13,178    200,000 SH   CALL   SOLE      200,000   0    0
DELTA AIR LINES INC DEL           COM NEW           247361702    12,916  1,025,065             SOLE    1,025,065   0    0
DELTA AIR LINES INC DEL           COM NEW           247361702    12,926  1,025,900 SH   CALL   SOLE    1,025,900   0    0
DELTA AIR LINES INC DEL           COM NEW           247361702    12,600  1,000,000 SH   CALL   SOLE    1,000,000   0    0
DELTA AIR LINES INC DEL           COM NEW           247361702    12,600  1,000,000 SH   CALL   SOLE    1,000,000   0    0
DELTA AIR LINES INC DEL           COM NEW           247361702    12,600  1,000,000 SH   CALL   SOLE    1,000,000   0    0
GENERAL MTRS CO                   COM               37045V100    18,423    499,800             SOLE      499,800   0    0
GENWORTH FINL INC                 COM CL A          37247D106     8,035    611,500 SH   CALL   SOLE      611,500   0    0
GOOGLE INC                        CL A              38259P508   178,191    300,000 SH   CALL   SOLE      300,000   0    0
HARRIS & HARRIS GROUP INC         COM               413833104       466    106,334             SOLE      106,334   0    0
HARTFORD FINL SVCS GROUP INC      COM               416515104    13,245    500,000 SH   CALL   SOLE      500,000   0    0
ISHARES INC                       MSCI JAPAN        464286848    10,910  1,000,000 SH   CALL   SOLE    1,000,000   0    0
KKR FINANCIAL HLDGS LLC           COM               48248A306     9,300  1,000,000             SOLE    1,000,000   0    0
MBIA INC                          COM               55262C100     3,140    261,900 SH   CALL   SOLE      261,900   0    0
MITSUBISHI UFJ FINL GROUP IN      SPONSORED ADR     606822104     8,115  1,500,000             SOLE    1,500,000   0    0
OCH ZIFF CAP MGMT GROUP           CL A              67551U105     3,428    220,000             SOLE      220,000   0    0
RADIAN GROUP INC                  COM               750236101     8,070  1,000,000 SH   CALL   SOLE    1,000,000   0    0
SEARS HLDGS CORP                  COM               812350106    36,875    500,000 SH   CALL   SOLE      500,000   0    0
U S AIRWAYS GROUP INC             COM               90341W108    10,637  1,062,600 SH   CALL   SOLE    1,062,600   0    0
U S AIRWAYS GROUP INC             COM               90341W108       625     62,400 SH   CALL   SOLE       62,400   0    0
U S AIRWAYS GROUP INC             COM               90341W108    10,010  1,000,000 SH   CALL   SOLE    1,000,000   0    0
UNITED CONTL HLDGS INC            COM               910047109    23,820  1,000,000 SH   CALL   SOLE    1,000,000   0    0
UNITED CONTL HLDGS INC            COM               910047109    23,820  1,000,000 SH   CALL   SOLE    1,000,000   0    0
UNITED STATES STL CORP NEW        COM               912909108    29,210    500,000 SH   CALL   SOLE      500,000   0    0
UNITED STATES STL CORP NEW        COM               912909108    29,210    500,000 SH   CALL   SOLE      500,000   0    0
